Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Arrangement fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 8,627	$ 4,520	$ 6,631
Transaction fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	9,506	7,323	3,532
Reimbursed expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	33	237	72
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	3,154	913	69
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	1,950
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 10,614	$ 9,888	$ 1,150